Borrowings - Schedule of Borrowing Usage and Interest Rate (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Year-to-date average daily balance during the period	$ 21,742	$ 24,853	$ 28,516
Average interest rate during the period		0.24%	0.26%
Maximum month-end balance during the period	$ 22,782	$ 27,951	$ 31,159
Weighted average interest rate at period-end	0.26%	0.24%	0.25%